share-based compensation - TELUS Corp restricted share units vesting year (Details)	Jun. 30, 2019 CAD ($) EquityInstruments	Mar. 31, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments
Restricted share units without market performance conditions share-based compensation
Number of non-vested restricted share units	3,080,159	3,096,260	3,193,520
Fix-cost restricted share units
share-based compensation
Number of non-vested restricted share units	2,808,690
Fix-cost restricted share units | First year
share-based compensation
Number of non-vested restricted share units	1,439,418
Fixed cost per restricted share units | $	$ 45.53
Fix-cost restricted share units | 2 years hence
share-based compensation
Number of non-vested restricted share units	1,369,272
Fixed cost per restricted share units | $	$ 48.71
Variable-cost restricted share units
share-based compensation
Number of non-vested restricted share units	480,575
Variable-cost restricted share units | First year
share-based compensation
Number of non-vested restricted share units	130,211
Variable-cost restricted share units | 2 years hence
share-based compensation
Number of non-vested restricted share units	350,364
Restricted share units without market performance conditions vesting in 2019-2020 share-based compensation
Number of non-vested restricted share units	3,289,265
Restricted share units without market performance conditions vesting in 2019-2020 | First year
share-based compensation
Number of non-vested restricted share units	1,569,629
Restricted share units without market performance conditions vesting in 2019-2020 | 2 years hence
share-based compensation
Number of non-vested restricted share units	1,719,636